L N | Strategic Advisers International Multi-Manager Fund
Fund Summary Fund/Class: Strategic Advisers® International Multi-Manager Fund/L, N
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees L N Strategic Advisers International Multi-Manager Fund		Class L	Class N
Redemption fee on shares	[1]	1.00%	1.00%
[1]	held less than 30 days (as a % of amount redeemed)

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses L N Strategic Advisers International Multi-Manager Fund		Class L	Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.67%	0.67%
Distribution and/or Service (12b-1) fees		none	0.25%
Other expenses	[2]	0.75%	0.75%
Total annual operating expenses		1.42%	1.67%
Fee waiver and/or expense reimbursement	[1]	0.23%	0.23%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.19%	1.44%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.18% for Class L and 1.43% for Class N. These arrangements will remain in effect through April 30, 2015. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example L N Strategic Advisers International Multi-Manager Fund (USD $)	Class L	Class N
1 year	121	147
3 years	423	500
5 years	751	882
10 years	1,679	1,954

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for updated return information.

Performance history will be available for Class L and Class N after Class L and Class N have been in operation for one calendar year.
Year-by-Year Returns Calendar Year	[1]
[1]	The returns shown above are for Strategic Advisers International Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers International Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers International Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.

During the period shown in the chart for Strategic Advisers International Multi-Manager Fund:	Returns	Quarter ended
Highest Quarter Return	9.86%	September 30, 2013
Lowest Quarter Return	0.82%	June 30, 2013
Year-to-Date Return	-0.24%	March 31, 2014

Average Annual Returns For the periods ended December 31, 2013
Average Annual Total Returns L N Strategic Advisers International Multi-Manager Fund	Past 1 year		Life of class		Inception Date
Class: Strategic Advisers International Multi-Manager Fund	22.22%	[1]	18.53%	[1],[2]	May 02, 2012
MSCI EAFE Index (reflects no deduction for fees or expenses)	22.92%		19.06%	[2]	May 02, 2012
[1]	The returns shown above are for Strategic Advisers International Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers International Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers International Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.
[2]	From May 2, 2012.

[1]	The returns shown above are for Strategic Advisers International Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers International Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers International Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.